UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER: 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.


     THE ADVISORS'
     INNER CIRCLE FUND

--------------------------------------------------------------------------------

     COMMERCE CAPITAL TREASURY OBLIGATIONS
     MONEY MARKET FUND
     ANNUAL REPORT
     OCTOBER 31, 2004

               COMMERCE
[LOGO OMITTED]    CAPITAL
                     MARKETS

--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Letter to Shareholders ....................................................    1

Statement of Net Assets ...................................................    2

Statement of Operations ...................................................    5

Statement of Changes in Net Assets ........................................    6

Financial Highlights ......................................................    7

Notes to Financial Statements .............................................   10

Report of Independent Registered Public Accounting Firm ...................   15

Trustees and Officers of The Advisors' Inner Circle Fund ..................   16

Disclosure of Fund Expenses ...............................................   24

Notice to Shareholders ....................................................   26

--------------------------------------------------------------------------------



The Fund's Form N-Q is available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-733-4544; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
--------------------------------------------------------------------------------

October 31, 2004

Dear Shareholder:

We are pleased to provide you with the annual report for the Commerce Capital Treasury Obligations Money Market Fund (the "Fund") for the fiscal year ended October 31, 2004. The twelve months under review began with the target Federal funds ("Fed funds") rate at a four decade low of 1.00%. This target rate was maintained until the June 30, 2004 meeting, when it was increased to 1.25%. The Federal Reserve (the "Fed") continued to raise the target Fed funds rate in subsequent meetings, each time by 25 basis points to 1.75% at the September 21, 2004 meeting. The economic risk assessment was maintained as "balanced" throughout the period under review.

During the spring of 2004, there was a marked strengthening in the labor market. During the second quarter of 2004, non-farm payrolls experienced a monthly average increase of 224,000. However, the pace of job gains decelerated significantly during the summer and into early fall, particularly in July, reported as a gain of only 32,000 versus expectation of 240,000. The economic recovery appeared to stall, partly hampered by the high price of crude oil. By October, the price of crude oil had reached over $55 per barrel. The stock market, as represented by the S&P 500 index, returned 9.42% during the twelve months ended October 31, 2004, although most of the gain occurred in late 2003. For the calendar year-to-date, the index returned 3.05%. The performance of the equity market was partly constrained by the uncertainty of the U.S. presidential election and the war in Iraq. The unemployment rate ended at 5.5% for the Fund's fiscal year end. For the third quarter 2004, real Gross Domestic Product was reported at 3.7%, less than the consensus forecast of 4.3% but still a reasonably strong number.

U.S. Treasury yields rose in the short end of the yield curve during the twelve months under review, reflecting the three increases in the target Fed funds rate and the possibility of further increases. As always, credit quality and liquidity are the primary focus in our investment strategy for the Fund. We will look to increase the yield on the Fund by strategically purchasing higher yielding permissible securities currently available in the market place. The yield of the Fund will continue to be impacted by the Fed's monetary policy. We anticipate that the Fed will continue to maintain its tightening disposition into 2005. In this environment, we will continue to pursue investments that provide competitive money market returns commensurate with the Fund's objectives of preservation of principal and liquidity.

We appreciate your participation in the Fund.

Sincerely,


/s/ Diane Allard

Diane Allard
Vice President/Fund Manager

STATEMENT OF NET ASSETS                                     COMMERCE CAPITAL
OCTOBER 31, 2004                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)*:
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

U.S. Treasury Obligations                                                  54.3%

Repurchase Agreements                                                      45.7%

* PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 54.3%
--------------------------------------------------------------------------------

                                                          FACE         MARKET
                                                         AMOUNT         VALUE
                                                      -----------   ------------
U.S. Treasury Bills (A)
   1.458%, 11/12/04 ..............................    $30,000,000   $ 29,986,678
   1.755%, 12/23/04 ...............................    30,000,000     29,924,167
   1.670%, 01/13/05 ...............................    30,000,000     29,899,219
   1.669%, 01/20/05 ...............................    30,000,000     29,889,667
   1.728%, 01/27/05 ...............................    30,000,000     29,875,783
   1.709%, 02/10/05 ...............................    30,000,000     29,857,337
   1.756%, 02/17/05 ...............................    30,000,000     29,843,250
   1.811%, 02/24/05 ...............................    30,000,000     29,827,819
   1.900%, 03/03/05 ...............................    30,000,000     29,808,358
   1.970%, 03/10/05 ...............................    30,000,000     29,789,838
   2.003%, 04/21/05 ...............................    20,000,000     19,811,663
                                                                    ------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $318,513,779) ............................                  318,513,779
                                                                    ------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 45.8%
--------------------------------------------------------------------------------
ABN-AMRO, 1.780%, dated 10/29/04,
   to be repurchased on 11/01/04, repurchase price
   $136,206,127 (collateralized by various
   U.S. Treasury Bills, ranging in par value
   $45,440,000-$94,499,000, 2.053%-2.099% (A),
   03/03/05-03/24/05; total market value
   $138,910,223) ...................................   136,185,962   136,185,962

Credit Suisse First Boston, 1.760%, dated 10/29/04,
   to be repurchased on 11/01/04, repurchase price
   $62,197,133 (collateralized by a U.S. Treasury
   Bills, par value $63,790,000, 1.989% (A),
   02/10/05; total market value $63,435,964) .......    62,188,013    62,188,013

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                            COMMERCE CAPITAL
OCTOBER 31, 2004                                   TREASURY OBLIGATIONS
                                                   MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                                          FACE         MARKET
                                                         AMOUNT         VALUE
                                                      -----------   ------------
JPMorgan Chase, 1.500%, dated 10/29/04, to be
   repurchased on 11/01/04, repurchase price
   $18,013,632 (collateralized by a U.S.
   Treasury Bills, par value $18,390,000,
   1.865% (A), 11/18/04; total market value
   $18,373,817) ..................................   $18,011,381   $ 18,011,381
Morgan Stanley, 1.590%, dated 10/29/04, to be
   repurchased on 11/01/04, repurchase price
   $26,057,074 (collateralized by various U.S.
   Treasury Bills, ranging in par value
   $12,202,000-$14,649,000, 2.137%-2.142% (A),
   04/21/05-04/28/05; total market value
   $26,574,848) ..................................    26,053,637     26,053,637
UBS Paine Webber, 1.780%, dated 10/29/04, to be
   repurchased on 11/01/04, repurchase price
   $25,779,677 (collateralized by various U.S.
   Treasury Bills, ranging in par value
   $5,130,000-$21,270,000, 1.874%-1.941% (A),
   11/26/04-01/27/05; total market value
   $26,294,000) ..................................    25,775,853     25,775,853
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $268,214,846) ...........................                  268,214,846
                                                                   ------------
TOTAL INVESTMENTS -- 100.1%
   (Cost $586,728,625) ...........................                  586,728,625
                                                                   ------------

--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.1)%
--------------------------------------------------------------------------------
Advisory Fees Payable ..........................................        (92,421)
Administrative Fees Payable ....................................        (32,680)
Trustees' Fees Payable .........................................         (1,142)
Distribution Fee Payable .......................................       (209,502)
Income Distribution Payable ....................................        (29,521)
Other Assets and Liabilities, Net ..............................         28,495
                                                                   ------------
TOTAL OTHER ASSETS AND LIABILITIES .............................       (336,771)
                                                                   ------------
NET ASSETS -- 100.0% ............................................  $586,391,854
                                                                   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                            COMMERCE CAPITAL
OCTOBER 31, 2004                                   TREASURY OBLIGATIONS
                                                   MONEY MARKET FUND (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------

                                                                       VALUE
                                                                   ------------
Portfolio Shares (unlimited authorization --
   no par value) ...............................................   $586,392,824
Accumulated net realized loss on investments ...................           (970)
                                                                   ------------
NET ASSETS .....................................................   $586,391,854
                                                                   ============
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Class Shares
   ($148,020,947 / 148,020,943 shares) .........................   $       1.00
                                                                   ============
Net Asset Value, Offering and Redemption
   Price Per Share -- Administration Class Shares
   ($100 / 100 shares) .........................................   $       1.00
                                                                   ============
Net Asset Value, Offering and Redemption
   Price Per Share -- Service Class Shares
   ($438,370,807 / 438,371,781 shares) .........................   $       1.00
                                                                   ============

(A)   THE RATE REPORTED IS THE EFFECTIVE YIELD AT THE TIME OF PURCHASE.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS                                     COMMERCE CAPITAL
OCTOBER 31, 2004                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income ..................................................   $7,137,257
                                                                     ----------
EXPENSES
Investment Advisory Fees .........................................    1,931,813
Administration Fees ..............................................      436,388
Distribution Fees
   Administration Shares .........................................      114,485
   Service Shares ................................................    2,976,497
Trustees' Fees ...................................................        6,805
Professional Fees ................................................       49,661
Registration and Filing Fees .....................................       42,594
Transfer Agent Fees ..............................................       28,204
Custodian Fees ...................................................       17,780
Printing Fees ....................................................       15,594
Amortization of Offering Costs (See Note 2) ......................        7,853
Insurance and Other Fees .........................................       27,367
                                                                     ----------
   TOTAL EXPENSES ................................................    5,655,041
                                                                     ----------
Less:
Waiver of Investment Advisory Fees ...............................     (954,121)
Waiver of Distribution Fees ......................................         (982)
                                                                     ----------
   NET EXPENSES ..................................................    4,699,938
                                                                     ----------
NET INVESTMENT INCOME ............................................    2,437,319
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............   $2,437,319
                                                                     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES                                        COMMERCE CAPITAL
IN NET ASSETS                                               TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                               YEAR           JANUARY 10,
                                                               ENDED           2003* TO
                                                            OCTOBER 31,       OCTOBER 31,
                                                               2004              2003
                                                          ---------------   --------------
OPERATIONS:
   Net Investment Income ..............................   $     2,437,319   $      966,845
   Net Realized Loss on Investments ...................                --             (970)
                                                          ---------------   --------------
   Net Increase in Net Assets Resulting from
      Operations ......................................         2,437,319          965,875
                                                          ---------------   --------------
DIVIDENDS:
   Net Investment Income
      Institutional Class Shares ......................           (39,243)              --
      Administration Class Shares .....................          (327,025)              --
      Service Class Shares ............................        (2,071,051)        (966,845)
                                                          ---------------   --------------
   Total Dividends ....................................        (2,437,319)        (966,845)
                                                          ---------------   --------------
CAPITAL SHARE TRANSACTIONS (AT $1.00 PER SHARE):
   Issued
      Institutional Class Shares ......................       300,967,721               --
      Administration Class Shares .....................       189,059,659               --
      Service Class Shares ............................     1,133,878,837    1,464,126,395
   In Lieu of Cash Dividends
      Institutional Class Shares ......................             9,723               --
      Administration Class Shares .....................            78,238               --
      Service Class Shares ............................         2,064,058          966,843
   Redeemed
      Institutional Class Shares ......................      (152,956,501)              --
      Administration Class Shares .....................      (189,137,797)              --
      Service Class Shares ............................    (1,245,227,764)    (917,436,588)
                                                          ---------------   --------------
      Net Institutional Class Share Transactions ......       148,020,943               --
      Net Administration Class Share Transactions .....               100               --
      Net Service Class Share Transactions ............      (109,284,869)     547,656,650
                                                          ---------------   --------------
      Net Increase in Net Assets from
         Capital Share Transactions ...................        38,736,174      547,656,650
                                                          ---------------   --------------
      Total Increase in Net Assets ....................        38,736,174      547,655,680
NET ASSETS:
   Beginning of Period ................................       547,655,680               --
                                                          ---------------   --------------
   End of Period (including undistributed net
      investment income of $0 and $0, respectively) ...   $   586,391,854   $  547,655,680
                                                          ===============   ==============

*    COMMENCEMENT OF OPERATIONS
     AMOUNTS DESIGNATED AS "--" ARE $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                        COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
--------------------------------------------------------------------------------

                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                  INSTITUTIONAL
                                                                      CLASS
                                                                      SHARES
                                                                  -------------
                                                                      MAY 26,
                                                                     2004* TO
                                                                    OCTOBER 31,
                                                                       2004
                                                                  -------------
Net Asset Value, Beginning of Period ..........................      $   1.00
                                                                     --------
Income from Investment Operations:
Net Investment Income .........................................          0.00**
                                                                     --------
Total from Investment Operations ..............................          0.00**
                                                                     --------
Dividends:
Net Investment Income .........................................          0.00**
                                                                     --------
Total Dividends ...............................................          0.00**
                                                                     --------
Net Asset Value, End of Period ................................      $   1.00
                                                                     ========
TOTAL RETURN+ .................................................          0.46%
                                                                     ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000) ...............................      $148,021
Ratio of Expenses to Average Net Assets .......................          0.30%++
Ratio of Net Investment Income to Average Net Assets ..........          1.38%++
Ratio of Expenses to Average Net Assets
   (Excluding Fee Waivers) ....................................          0.40%++

*    COMMENCEMENT OF OPERATIONS.
**   AMOUNT IS LESS THAN $0.01 PER SHARE.
+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. THE RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER AND SUB-DISTRIBUTOR DURING THE PERIOD INDICATED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
++   ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                               COMMERCE CAPITAL
                                                   TREASURY OBLIGATIONS
                                                   MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------

                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                  ADMINISTRATION
                                                                       CLASS
                                                                      SHARES
                                                                  --------------
                                                                     MARCH 1,
                                                                     2004* TO
                                                                    OCTOBER 31,
                                                                       2004
                                                                  --------------
Net Asset Value, Beginning of Period ..........................      $1.00
                                                                     -----
Income from Investment Operations:
Net Investment Income .........................................       0.00**
                                                                     -----
Total from Investment Operations ..............................       0.00**
                                                                     -----
Dividends:
Net Investment Income .........................................       0.00**
                                                                     -----
Total Dividends ...............................................       0.00**
                                                                     -----
Net Asset Value, End of Period ................................      $1.00
                                                                     =====
TOTAL RETURN+ .................................................       0.45%
                                                                     =====

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000) ...............................      $  --***
Ratio of Expenses to Average Net Assets .......................       0.52%++
Ratio of Net Investment Income to Average Net Assets ..........       0.71%++
Ratio of Expenses to Average Net Assets
   (Excluding Fee Waivers) ....................................       0.65%++

*    COMMENCEMENT OF OPERATIONS.
**   AMOUNT IS LESS THAN $0.01 PER SHARE.
***  AMOUNT IS LESS THAN $500.
+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. THE RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER AND SUB-DISTRIBUTOR DURING THE PERIOD INDICATED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
++   ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                               COMMERCE CAPITAL
                                                   TREASURY OBLIGATIONS
                                                   MONEY MARKET FUND (CONCLUDED)
--------------------------------------------------------------------------------

                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                             SERVICE CLASS SHARES
                                                          -------------------------
                                                              YEAR      JANUARY 10,
                                                             ENDED        2003* TO
                                                          OCTOBER 31,   OCTOBER 31,
                                                              2004          2003
                                                          -----------   -----------
Net Asset Value, Beginning of Period ..................    $   1.00     $   1.00
                                                           --------     --------
Income from Investment Operations:
Net Investment Income .................................        0.00**       0.00**
                                                           --------     --------
Total from Investment Operations ......................        0.00**       0.00**
                                                           --------     --------
Dividends:
Net Investment Income .................................        0.00**       0.00**
                                                           --------     --------
Total Dividends .......................................        0.00**       0.00**
                                                           --------     --------
Net Asset Value, End of Period ........................    $   1.00     $   1.00
                                                           ========     ========
TOTAL RETURN++ ........................................        0.38%        0.28%+
                                                           ========     ========

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000) .......................    $438,371     $547,656
Ratio of Expenses to Average Net Assets ...............        0.75%        0.73%+++
Ratio of Net Investment Income to Average Net Assets ..        0.35%        0.31%+++
Ratio of Expenses to Average Net Assets
   (Excluding Fee Waivers) ............................        0.90%        0.92%+++

*    COMMENCEMENT OF OPERATIONS.
**   AMOUNT IS LESS THAN $0.01 PER SHARE.
+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. ++ THE RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND
     EXPENSES ASSUMED BY THE ADVISER AND SUB-DISTRIBUTOR DURING THE PERIOD INDICATED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
+++  ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL                                          COMMERCE CAPITAL
STATEMENTS                                                  TREASURY OBLIGATIONS
OCTOBER 31, 2004                                            MONEY MARKET FUND
--------------------------------------------------------------------------------

1. ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 43 funds. The financial statements herein are those of one such fund, the Commerce Capital Treasury Obligations Money Market Fund (the "Fund"). The Fund offers three classes of shares: Institutional Class Shares, Administration Class Shares and Service Class Shares. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

The Fund's Service Class Shares commenced operations on January 10, 2003. The Fund's Administration Class Shares were offered beginning March 1, 2004. The Fund's Institutional Class Shares were offered beginning May 26, 2004.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value in accordance with Rule 2a-7 of the 1940 Act. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold during the respective holding period.

NOTES TO FINANCIAL                                 COMMERCE CAPITAL
STATEMENTS                                         TREASURY OBLIGATIONS
OCTOBER 31, 2004                                   MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------
     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     CLASSES -- Class-specific expenses are borne by that class. Income, expenses, and realized gains/losses are allocated to the respective class on the basis of relative net assets.

     EXPENSES -- Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid to shareholders monthly. Any net realized capital gains are distributed to shareholders at least annually.

     OFFERING COSTS -- The Fund's offering costs, which include registration fees, typesetting and prospectus printing, and preparation of the initial registration statement, were amortized to expense over a twelve month period from the Fund's inception on January 10, 2003. As of October 31, 2004, these costs have been fully amortized.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DISTRIBUTION, AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund at an annual rate of 0.07% of the Fund's average daily net assets up to $500 million; 0.06% of the Fund's average daily net assets from $500 million up to and including $1 billion; and 0.05% of the Fund's average daily net assets in excess of $1 billion. There is a minimum annual fee of $95,000 per Fund plus $15,000 for each additional class.

The Trust and the Distributor entered into a Distribution Agreement dated November 14, 1991, as Amended and Restated November 12, 2002. The Distributor receives no fees for its distribution services under this agreement.

NOTES TO FINANCIAL                                 COMMERCE CAPITAL
STATEMENTS                                         TREASURY OBLIGATIONS
OCTOBER 31, 2004                                   MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------
Commerce Bank, N.A. Cash Management Department serves as the Sub-Distributor and Shareholder Servicing Agent for the Administration Class Shares. Commerce Bank, N.A. Corporate Trust Department serves as the Sub-Distributor and Shareholder Servicing Agent for the Service Class Shares. The Fund has adopted a Distribution Plan ("the Plan") relating to the Administration Class Shares and the Service Class Shares pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for payment of fees to the Distributor at an annual rate of 0.25% and 0.50% of the Fund's average daily net assets of the Administration and Service Class Shares, respectively. Such fees are then paid to the Sub-Distributor for services provided.

The Sub-Distributor has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.20% of the Fund's average daily net assets of the Administration and Service Class Shares. Fee waivers are voluntary and may be terminated at any time.

Forum Shareholder Services LLC, serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and Commerce Capital Markets, Inc. (the "Adviser") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser receives an annual fee equal to 0.30% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit operating expenses to not more than 0.30%, 0.55%, and 0.80% of the average daily net assets of the Institutional, Administration and Service Class Shares, respectively. Prior to July 2, 2004, the Adviser voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit operating expenses to not more than 0.23%, 0.48%, and 0.73% of the average daily net assets of the Institutional, Administration, and Service Class Shares, respectively.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ

NOTES TO FINANCIAL                                 COMMERCE CAPITAL
STATEMENTS                                         TREASURY OBLIGATIONS
OCTOBER 31, 2004                                   MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------
from accounting principles generally accepted in the United States of America. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital.

The tax character of dividends paid during the last two fiscal periods was as follows:

                             ORDINARY
                              INCOME       TOTAL
                            ----------   ----------
                     2004   $2,437,319   $2,437,319
                     2003      966,845      966,845

As of October 31, 2004, the components of Accumulated Losses were as follows:

Undistributed Ordinary Income                                         $ 415,522
Capital Loss Carryforwards                                                 (970)
Other Temporary Differences                                            (415,522)
                                                                      ---------
Total Accumulated Losses                                              $    (970)
                                                                      =========

For Federal income tax purposes, capital loss carryforwards represent realized losses that may be carried forward for a maximum period of eight years and applied against future net realized gains. As of October 31, 2004, the Fund had the following capital loss carryforwards:

                                 TOTAL CAPITAL
                     EXPIRES   LOSS CARRYFORWARD
                      2011         10/31/04
                     -------   -----------------
                       $970          $970

7. CONCENTRATION OF CREDIT RISK:

The Fund invests primarily in high quality money market instruments. The Fund maintains a diversified portfolio which currently has a concentration of assets in government securities and securities backed by the U.S. Government. The summary of credit quality rating for securities held by the Fund at October 31, 2004 is as follows:

                       S & P      MOODY'S
                     ---------   ---------
                     AAA 100.0%  AAA 100.0%
                         -----       -----
                         100.0%      100.0%
                         =====       =====

NOTES TO FINANCIAL                                 COMMERCE CAPITAL
STATEMENTS                                         TREASURY OBLIGATIONS
OCTOBER 31, 2004                                   MONEY MARKET FUND (CONCLUDED)
--------------------------------------------------------------------------------

8. OTHER:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

REPORT OF INDEPENDENT REGISTERED                            COMMERCE CAPITAL
PUBLIC ACCOUNTING FIRM                                      TREASURY OBLIGATIONS
OCTOBER 31, 2004                                            MONEY MARKET FUND
--------------------------------------------------------------------------------

The Shareholders and Board of Trustees of
Commerce Capital Treasury Obligations Money Market Fund of
The Advisors' Inner Circle Fund:

We have audited the accompanying statement of net assets of Commerce Capital Treasury Obligations Money Market Fund (the "Fund"), one of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for the year ended October 31, 2004 and the period from January 10, 2003 (inception) through October 31, 2003 and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Commerce Capital Treasury Obligations Money Market Fund of The Advisors' Inner Circle Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for the year ended October 31, 2004 and the period from January 10, 2003 (inception) through October 31, 2003 and the financial highlights for the periods presented, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Philadelphia, Pennsylvania
December 22, 2004

TRUSTEES AND OFFICERS OF THE                                COMMERCE CAPITAL
ADVISORS' INNER CIRCLE FUND                                 TREASURY OBLIGATIONS
(UNAUDITED)                                                 MONEY MARKET FUND
--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-733-4544. The following chart lists Trustees and Officers as of November 16, 2004.

                                                                                          NUMBER OF
                                                                                         PORTFOLIOS
                                            TERM OF                                    IN THE ADVISORS'
                          POSITION(S)     OFFICE AND                                  INNER CIRCLE FUND
  NAME, ADDRESS,           HELD WITH       LENGTH OF       PRINCIPAL OCCUPATION(S)    OVERSEEN BY BOARD       OTHER DIRECTORSHIPS
     AGE(1)                THE TRUST     TIME SERVED(2)      DURING PAST 5 YEARS            MEMBER           HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------

JOHN T. COONEY             Trustee       (Since 1993)    Vice Chairman of Ameritrust          43          Trustee of The Advisors'
77 yrs. old                                              Texas N.A., 1989-1992, and                       Inner Circle Fund II, The
                                                         MTrust Corp., 1985-1989.                         MDL Funds, and The
                                                                                                          Expedition Funds.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT A. PATTERSON        Trustee       (Since 1993)    Pennsylvania State                   43          Member and Treasurer,
87 yrs. old                                              University, Senior Vice                          Board of Trustees of Grove
                                                         President, Treasurer                             City College. Trustee of
                                                         (Emeritus); Financial and                        The Advisors' Inner Circle
                                                         Investment Consultant,                           Fund II, The MDL Funds,
                                                         Professor of Transportation                      and The Expedition Funds.
                                                         since 1984; Vice President
                                                         Investments, Treasurer,
                                                         Senior Vice President
                                                         (Emeritus), 1982-1984.
                                                         Director, Pennsylvania
                                                         Research Corp.
------------------------------------------------------------------------------------------------------------------------------------
EUGENE B. PETERS           Trustee       (Since 1993)    Private investor from 1987 to        43          Trustee of The Advisors'
75 yrs. old                                              present. Vice President and                      Inner Circle Fund II, The
                                                         Chief Financial Officer,                         MDL Funds, and The
                                                         Western Company of North                         Expedition Funds.
                                                         America (petroleum service
                                                         company), 1980-1986.
                                                         President of Gene Peters and
                                                         Associates (import company),
                                                         1978-1980. President and
                                                         Chief Executive Officer of
                                                         Jos. Schlitz Brewing Company
                                                         before 1978.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY            Trustee       (Since 1994)    Attorney, solo practitioner          43          Trustee of The Advisors'
73 yrs. old                                              since 1994; Partner, Dechert                     Inner Circle Fund II, The
                                                         (law firm), September                            MDL Funds, The Expedition
                                                         1987-December 1993.                              Funds, State Street
                                                                                                          Research Funds and
                                                                                                          Massachusetts Health,
                                                                                                          Education Tax-Exempt
                                                                                                          Trust, SEI Asset
                                                                                                          Allocation Trust, SEI
                                                                                                          Daily Income Trust, SEI
                                                                                                          Index Funds, SEI
                                                                                                          Institutional
                                                                                                          International Trust, SEI
                                                                                                          Institutional Investments
                                                                                                          Trust, SEI Institutional
                                                                                                          Managed Trust, SEI Liquid
                                                                                                          Asset Trust and SEI Tax
                                                                                                          Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
    Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of
    1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


                                      16-17

TRUSTEES AND OFFICERS OF THE                                COMMERCE CAPITAL
ADVISORS' INNER CIRCLE FUND                                 TREASURY OBLIGATIONS
(UNAUDITED)                                                 MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                          NUMBER OF
                                                                                         PORTFOLIOS
                                            TERM OF                                    IN THE ADVISORS'
                          POSITION(S)     OFFICE AND                                  INNER CIRCLE FUND
  NAME, ADDRESS,           HELD WITH       LENGTH OF       PRINCIPAL OCCUPATION(S)    OVERSEEN BY BOARD       OTHER DIRECTORSHIPS
     AGE(1)                THE TRUST     TIME SERVED(2)      DURING PAST 5 YEARS            MEMBER           HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------

GEORGE J. SULLIVAN, JR.    Trustee       (Since 1999)    Chief Executive Officer,             43          Trustee, State Street
62 yrs. old                                              Newfound Consultants, Inc.                       Navigator Securities
                                                         since April 1997. General                        Lending Trust, since 1995.
                                                         Partner, Teton Partners,                         Trustee of The Advisors'
                                                         L.P., June 1991-December                         Inner Circle Fund II, The
                                                         1996; Chief Financial                            MDL Funds, The Expedition
                                                         Officer, Nobel Partners,                         Funds, SEI Asset
                                                         L.P., March 1991-December                        Allocation Trust, SEI
                                                         1996; Treasurer and Clerk,                       Daily Income Trust, SEI
                                                         Peak Asset Management, Inc.,                     Index Funds, SEI
                                                         since 1991.                                      Institutional
                                                                                                          International Trust, SEI
                                                                                                          Institutional Investments
                                                                                                          Trust, SEI Institutional
                                                                                                          Managed Trust, SEI Liquid
                                                                                                          Asset Trust, SEI Tax
                                                                                                          Exempt Trust, SEI Absolute
                                                                                                          Return Master Fund, L.P.,
                                                                                                          SEI Opportunity Master
                                                                                                          Fund, L.P., SEI Absolute
                                                                                                          Return Fund, L.P., and SEI
                                                                                                          Opportunity Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------

ROBERT A. NESHER            Chairman     (Since 1991)    Currently performs various           43          Trustee of The Advisors'
58 yrs. old               of the Board                   services on behalf of SEI                        Inner Circle Fund II,
                          of Trustees                    Investments for which Mr.                        Bishop Street Funds, The
                                                         Nesher is compensated.                           Expedition Funds, The MDL
                                                         Executive Vice President of                      Funds, SEI Asset
                                                         SEI Investments, 1986-1994.                      Allocation Trust, SEI
                                                         Director and Executive Vice                      Daily Income Trust, SEI
                                                         President of the                                 Index Funds, SEI
                                                         Administrator and the                            Institutional
                                                         Distributor, 1981-1994.                          International Trust, SEI
                                                                                                          Institutional Investments
                                                                                                          Trust, SEI Institutional
                                                                                                          Managed Trust, SEI Liquid
                                                                                                          Asset Trust, SEI Tax
                                                                                                          Exempt Trust, SEI
                                                                                                          Opportunity Master Fund,
                                                                                                          L.P., SEI Opportunity
                                                                                                          Fund, L.P., SEI Absolute
                                                                                                          Return Master Fund, L.P.,
                                                                                                          SEI Absolute Return Fund,
                                                                                                          L.P., SEI Global Master
                                                                                                          Fund, PLC, SEI Global
                                                                                                          Assets Fund, PLC, SEI
                                                                                                          Global Investments Fund,
                                                                                                          PLC, and SEI Investments
                                                                                                          Global, Limited.
------------------------------------------------------------------------------------------------------------------------------------

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
    Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of
    1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


                                      18-19

TRUSTEES AND OFFICERS OF THE                                COMMERCE CAPITAL
ADVISORS' INNER CIRCLE FUND                                 TREASURY OBLIGATIONS
(UNAUDITED)                                                 MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                          NUMBER OF
                                                                                         PORTFOLIOS
                                            TERM OF                                    IN THE ADVISORS'
                          POSITION(S)     OFFICE AND                                  INNER CIRCLE FUND
  NAME, ADDRESS,           HELD WITH       LENGTH OF       PRINCIPAL OCCUPATION(S)    OVERSEEN BY BOARD   OTHER DIRECTORSHIPS HELD
     AGE(1)                THE TRUST     TIME SERVED(2)      DURING PAST 5 YEARS        MEMBER/OFFICER    BY BOARD MEMBER/OFFICER(3)
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS (CONTINUED)
-------------------------

WILLIAM M. DORAN           Trustee       (Since 1992)    Self-employed consultant             43          Director of SEI
1701 Market Street                                       since 2003; Partner,                             Investments Company and
Philadelphia, PA 19103                                   Morgan, Lewis & Bockius                          SEI Investments
64 yrs. old                                              LLP (law firm), counsel                          Distribution Co., Trustee
                                                         to the Trust, SEI                                of The Advisors' Inner
                                                         Investments, the                                 Circle Fund II, The MDL
                                                         Administrator and the                            Funds, The Expedition
                                                         Distributor from                                 Funds, SEI Asset
                                                         1976-2003. Director of                           Allocation Trust, SEI
                                                         the Distributor since                            Daily Income Trust, SEI
                                                         2003. Director of SEI                            Index Funds, SEI
                                                         Investments since 1974;                          Institutional
                                                         Secretary of SEI                                 International Trust, SEI
                                                         Investments since 1978.                          Institutional Investments
                                                                                                          Trust, SEI Institutional
                                                                                                          Managed Trust, SEI Liquid
                                                                                                          Asset Trust and SEI Tax
                                                                                                          Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS
--------

JAMES F. VOLK, CPA         President     (Since 2003)    Senior Operations Officer,           N/A         N/A
42 yrs. old                                              SEI Investments, Fund
                                                         Accounting and
                                                         Administration since 1996;
                                                         Assistant Chief Accountant
                                                         for the U.S. Securities
                                                         and Exchange Commission's
                                                         Division of Investment
                                                         Management from 1993-1996.
------------------------------------------------------------------------------------------------------------------------------------

PETER GOLDEN             Controller and  (Since 2004)    Director, SEI Investments,           N/A         N/A
40 yrs. old              Chief Financial                 Fund Accounting and
                             Officer                     Administration since June
                                                         2001. From March 2000 to
                                                         2001, Vice President of
                                                         Funds Administration for
                                                         J.P. Morgan Chase & Co.
                                                         From 1997 to 2000, Vice
                                                         President of Pension and
                                                         Mutual Fund Accounting for
                                                         Chase Manhattan Bank.
------------------------------------------------------------------------------------------------------------------------------------

WILLIAM E. ZITELLI         Chief         (Since 2004)    Vice President and                   N/A         N/A
36 yrs. old              Compliance                      Assistant Secretary of
                           Officer                       SEI Investments Global
                                                         Funds Services and SEI
                                                         Investments Distribution
                                                         Co. from 2000-2004; Vice
                                                         President, Merrill Lynch
                                                         & Co. Asset Management
                                                         Group from 1998-2000;
                                                         Associate at Pepper
                                                         Hamilton LLP from
                                                         1997-1998.
------------------------------------------------------------------------------------------------------------------------------------

(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of
    1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


                                      20-21

TRUSTEES AND OFFICERS OF THE                                COMMERCE CAPITAL
ADVISORS' INNER CIRCLE FUND                                 TREASURY OBLIGATIONS
(UNAUDITED)                                                 MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                          NUMBER OF
                                                                                         PORTFOLIOS
                                            TERM OF                                    IN THE ADVISORS'
                         POSITION(S)      OFFICE AND                                  INNER CIRCLE FUND
  NAME, ADDRESS,          HELD WITH        LENGTH OF       PRINCIPAL OCCUPATION(S)       OVERSEEN BY       OTHER DIRECTORSHIPS
     AGE(1)               THE TRUST      TIME SERVED         DURING PAST 5 YEARS           OFFICER           HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)

JAMES NDIAYE             Vice President  (Since 2004)    Employed by SEI Investments          N/A                  N/A
36 yrs. old              and Secretary                   Company since 2004. Vice
                                                         President, Deutsche Asset
                                                         Management from 2003-2004.
                                                         Associate, Morgan, Lewis &
                                                         Bockius LLP 2000-2003.
                                                         Counsel, Assistant Vice
                                                         President, ING Variable
                                                         Annuities Group from
                                                         1999-2000.
------------------------------------------------------------------------------------------------------------------------------------

TIMOTHY D.BARTO          Vice President  (Since 2000)    General Counsel, Vice                N/A                  N/A
36 yrs. old               and Assistant                  President and Secretary of
                           Secretary                     SEI Investments Global
                                                         Funds Services since 1999;
                                                         Associate, Dechert (law
                                                         firm) from 1997-1999;
                                                         Associate, Richter, Miller
                                                         & Finn (law firm) from
                                                         1994-1997.
------------------------------------------------------------------------------------------------------------------------------------

JOHN MUNERA              Vice President  (Since 2002)    Middle Office Compliance             N/A                  N/A
41 yrs. old               and Assistant                  Officer at SEI Investments
                           Secretary                     since 2000; Supervising
                                                         Examiner at Federal Reserve
                                                         Bank of Philadelphia from
                                                         1998-2000.
------------------------------------------------------------------------------------------------------------------------------------

PHILLIP T.               Vice President  (Since 2004)    Employed by SEI Investments          N/A                  N/A
MASTERSON                 and Assistant                  Company since 2004. General
40 yrs. old                Secretary                     Counsel, CITCO Mutual Fund
                                                         Services from 2003-2004.
                                                         Vice President and
                                                         Associate Counsel,
                                                         Oppenheimer Funds from
                                                         2001-2003 and Vice
                                                         President and Assistant
                                                         Counsel from 1997-2001.
------------------------------------------------------------------------------------------------------------------------------------

(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.


                                      22-23

DISCLOSURE OF FUND EXPENSES                                 COMMERCE CAPITAL
OCTOBER 31, 2004                                            TREASURY OBLIGATIONS
(UNAUDITED)                                                 MONEY MARKET FUND
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period".

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

DISCLOSURE OF FUND EXPENSES                            COMMERCE CAPITAL TREASURY
OCTOBER 31, 2004                                       OBLIGATIONS MONEY
(UNAUDITED)                                            MARKET FUND (CONCLUDED)
--------------------------------------------------------------------------------

                                 BEGINNING     ENDING                 EXPENSES
                                  ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                   VALUE       VALUE       EXPENSE     DURING
                                  4/30/04     10/31/04     RATIOS      PERIOD*
------------------------------------------------------------------------------
COMMERCE CAPITAL TREASURY OBLIGATIONS MONEY MARKET FUND
------------------------------------------------------------------------------
ACTUAL FUND RETURN
   Institutional Class Shares    $1,000.00   $1,004.60      0.34%      $1.71**
   Administration Class Shares    1,000.00    1,003.70      0.53        2.67*
   Service Class Shares           1,000.00    1,002.60      0.77        3.88*

HYPOTHETICAL 5% RETURN
   Institutional Class Shares    $1,000.00   $1,020.12      0.34%      $1.73**
   Administration Class Shares    1,000.00    1,022.47      0.53        2.69*
   Service Class Shares           1,000.00    1,021.27      0.77        3.91*

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

** Commenced operations 5/26/04. Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period multiplied by 159/366.

                             NOTICE TO SHAREHOLDERS
                                       OF
                      COMMERCE CAPITAL TREASURY OBLIGATIONS
                                MONEY MARKET FUND
                                   (UNAUDITED)
--------------------------------------------------------------------------------

For shareholders that do not have an October 31, 2004 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2004 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2004, the Fund is designating the following items with regard to distributions paid during the period ended October 31, 2004:

                       LONG TERM
                       (15% RATE)       ORDINARY
                      CAPITAL GAIN       INCOME      TAX-EXEMPT
                     DISTRIBUTIONS   DISTRIBUTIONS    INTEREST
                     -------------   -------------   ----------
                         0.00%          100.00%         0.00%

                                                     QUALIFYING
                         TOTAL         QUALIFYING     DIVIDEND
                     DISTRIBUTIONS   DIVIDENDS (1)   INCOME (2)
                     -------------   -------------   ----------
                        100.00%          0.00%          0.00%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION.

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS." IT IS THE INTENTION OF THE AFOREMENTIONED FUND TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.

     THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDERS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2004. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR 2004 FORM 1099-DIV.

                                      NOTES

                                      NOTES

                             COMMERCE CAPITAL FUNDS
                                  P.O. Box 446
                               Portland, ME 04112

                                    ADVISER:
                         Commerce Capital Markets, Inc.
                               One Commerce Square
                          2005 Market Street, Suite 200
                             Philadelphia, PA 19103

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                                    KPMG LLP
                               1601 Market Street
                             Philadelphia, PA 19103

    This information must be preceded or accompanied by a current prospectus for the Fund described.

CCF-A-003-03

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:


------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2004                                                   2003
------------------ ----------------------------------------------------- -----------------------------------------------------
                    All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                    services to the   services to       and services to   services to the   services to       and services to
                    Trust that were   service           service           Trust that were   service           service
                    pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                      were pre-         did not require                     were pre-         did not require
                                      approved          pre-approval                        approved          pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (a)     Audit          $317,500            N/A               N/A            $348,000             N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (b)     Audit-           N/A               N/A               N/A            $5,000(1)            N/A               N/A
         Related
         Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (c)     Tax              N/A               N/A               N/A               N/A               N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (d)     All              N/A               N/A               N/A               N/A               N/A               N/A
         Other
         Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------


    Notes:
       (1) Includes fees for: Security counts pursuant to Rule 17(f)(2) for the UA S&P 500 Fund.


    Fees billed by PricewaterhouseCoopers LLP (PwC) related to the Trust

    PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2004                                                   2003
------------------ ------------------------------------------------------ -----------------------------------------------------
                    All fees and      All fees and      All other fees     All fees and      All fees and      All other fees
                    services to the   services to       and services to    services to the   services to       and services to
                    Trust that were   service           service            Trust that were   service           service
                    pre-approved      affiliates that   affiliates that    pre-approved      affiliates that   affiliates that
                                      were pre-         did not require                      were pre-         did not require
                                      approved          pre-approval                         approved          pre-approval
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (a)     Audit          $251,280            N/A               N/A             $213,375             N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (b)     Audit-           $0             $10,780(1)         $8,500(2)            N/A            $5,045(1)            N/A
         Related
         Fees
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (c)     Tax              N/A               N/A               N/A                N/A               N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (d)     All              N/A               N/A               N/A                N/A               N/A               N/A
         Other
         Fees
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------

Notes:
    (1) Includes fees for: Agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for SEI.
    (2) Includes fees for: Review of N-14 and N-1A Filings related to merger of the Independence Small Cap Fund and the John Hancock Small Cap Fund.

(e)(1)  Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (KPMG):

            -------------------------- ---------------- ----------------
                                             2004             2003
            -------------------------- ---------------- ----------------
             Audit-Related Fees               0%               0%

            -------------------------- ---------------- ----------------
             Tax Fees                         0%               0%

            -------------------------- ---------------- ----------------
             All Other Fees                   0%               0%

            -------------------------- ---------------- ----------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

         ---------------------------- ---------------- ----------------
                                            2004             2003
         ---------------------------- ---------------- ----------------
          Audit-Related Fees                44%               0%

         ---------------------------- ---------------- ----------------
          Tax Fees                           0%               0%

         ---------------------------- ---------------- ----------------
          All Other Fees                     0%               0%

         ---------------------------- ---------------- ----------------

(f)     Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $0 and $0 for 2004 and 2003, respectively.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $19,280 and $5,045 for 2004 and 2003, respectively.

(h)     Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President

Date: December 22, 2004





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President

Date: December 22, 2004


By (Signature and Title)*                 /s/ Peter J. Golden
                                          -------------------
                                          Peter J. Golden
                                          Controller & CFO

Date: December 22, 2004

* Print the name and title of each signing officer under his or her signature.